Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss)	$ (340,063)	$ 98,562
Net earnings	$ (341,748)	$ 97,428
Basic earnings per share (shares)	210,521	210,298
Basic earnings per share (in USD per share)	$ (1.62)	$ 0.46
Effect of dilutive securities:
Stock Options (shares)	0	137
Diluted earnings per share (shares)	210,521	210,435
Diluted earnings per share (in USD per share)	$ (1.62)	$ 0.46